LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LONG TERM LOANS
	Linked to	Interest rate	December 31, 2022	December 31, 2021

Long term loans	NIS	1.8%-6.1%	$1,385	$641
Less- Current portion			(1,044)	(158)

			$341	$483